Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Effect of Dilutive Shares

The effect of the dilutive shares for the years 2013, 2012 and 2011 is illustrated in the following table.

	2013	2012	2011

Basic weighted average shares outstanding	4,868,263	4,857,798	4,842,353
Dilutive effect of stock options	1,504	8,067	6,456

Dilutive weighted average shares outstanding	4,869,767	4,865,865	4,848,809

Net income	$7,149,860	$6,783,999	$7,217,847

Net income per share-basic	$1.47	$1.40	$1.49
Net income per share-diluted	$1.47	$1.39	$1.49